Schedule of estimated useful lives of assets (Details)	Sep. 30, 2025
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years